Commitments	12 Months Ended
Nov. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments
Commitments
Ship Commitments
At November 30, 2014, as adjusted for our new ship orders through January 22, 2015, we had ten ships under contract for construction with an aggregate passenger capacity of more than 28,200 lower berths. The estimated total cost of these ships is $6.2 billion, which includes the contract prices with the shipyards, design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. We have paid $0.5 billion through November 30, 2014 and anticipate paying $1.6 billion, $1.9 billion, $0.8 billion and $1.4 billion of the remaining estimated total costs in 2015, 2016, 2017 and 2018, respectively.
Operating Leases, Port Facilities and Other Commitments
Rent expense under our operating leases, principally for office and warehouse space, was $63 million, $61 million and $57 million in 2014, 2013 and 2012, respectively.
At November 30, 2014, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2015	2016	2017	2018	2019	Thereafter	Total
Operating leases	$56	$45	$30	$25	$24	$147	$327
Port facilities and other	231	188	141	110	70	600	1,340
	$287	$233	$171	$135	$94	$747	$1,667